Land use rights, net	12 Months Ended
Dec. 31, 2022
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

	December 31,
	2021	2022
	US$	US$

Gross carrying amount	415,970	380,797
Less: accumulated amortization	(45,918)	(50,792)

Land use rights, net	370,052	330,005

Amortization expense for the years ended December 31, 2020, 2021 and 2022 were US$6,957, US$8,607 and US$9,053, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
US$

2023	8,575
2024	8,575
2025	8,575
2026	8,575
2027	8,575